Debt (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of Debt

Debt consists of the following:

	December 31,	September 30,
	2025	2025

Notes payable	$4,200	$3,934
7% promissory notes – related parties	2,065	2,251
Total debt	6,265	6,185
Less: Amounts classified as current	(4,346)	(5,086)
Noncurrent portion	$1,919	$1,099

Debt consists of the following:

	September 30,
	2025	2024

Notes payable	$3,934	$598
7% promissory notes – related parties	2,251	2,495
Notes payable – related parties	—	330
Total debt	6,185	3,423
Less: Amounts classified as current	(5,086)	(2,141)
Noncurrent portion	$1,099	$1,282